Loss per share (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Yingli Green Energy	¥ (1,613,281)	$ (234,642)	¥ (3,318,028)	¥ (2,097,654)
Denominator:
Weighted average ordinary shares outstanding (in shares)	181,763,770,000	181,763,770,000	181,763,770,000	181,763,770,000
Basic and diluted loss per share (in dollars per share) | (per share)	¥ (8.88)	$ (1.29)	¥ (18.25)	¥ (11.54)
American Depository Shares [Member]
Denominator:
Weighted average ordinary shares outstanding (in shares)	18,176,377	18,176,377	18,176,377	18,176,377
Basic and diluted loss per share (in dollars per share) | (per share)	¥ (88.76)	$ (12.91)	¥ (182.55)	¥ (115.41)